SHARE-BASED COMPENSATION (Details Textual) ¥ / shares in Units, ¥ in Thousands		1 Months Ended	12 Months Ended
	Jul. 31, 2012 shares	Jul. 31, 2012	Dec. 31, 2015 CNY (¥) ¥ / shares shares	Dec. 31, 2015 CNY (¥) $ / shares shares	Dec. 31, 2014 CNY (¥) ¥ / shares shares	Dec. 31, 2014 $ / shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2012 shares	Mar. 31, 2015 shares	Jul. 31, 2010 shares	Sep. 30, 2009 shares	Oct. 31, 2008 shares	Jun. 30, 2007 shares	Feb. 28, 2007 shares
Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Awards Assessment Of Performance And Market Period		3 years
Performance Condition [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			85,292
Market Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Awards Assessment Of Performance And Market Period		3 years
Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			118,348
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value | (per share)			¥ 11.73	$ 1.88	¥ 15.79	$ 2.57
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total | ¥			¥ 5,772	$ 5,772
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			1 year 10 months 2 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			1,528,104		1,591,004		2,802,488
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value | ¥			¥ 46,433		¥ 42,740		¥ 74,321
Share options [Member] | Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	1,475,366
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Adjusted					869,232
Share Based Compensation Arrangement By Share Based Payment Awards Assessment Of Performance And Market Period		3 years
Nonvested restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Total | ¥			¥ 391,421	$ 391,421
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition			5 years 5 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			13,931,961
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value | ¥			¥ 69,130		¥ 59,475		¥ 7,089
Nonvested restricted stock [Member] | Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Awards Assessment Of Performance And Market Period		3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								1,059,977
Nonvested restricted stock [Member] | Performance Condition [Member] | Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			6,599,106
Nonvested restricted stock [Member] | Market Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								213,209
Nonvested restricted stock [Member] | Performance or market condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 years
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Grants Adjusted					1,557,408
Second anniversary of the stated vesting commencement date [Member] | Share options [Member] | Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
Second anniversary of the stated vesting commencement date [Member] | Nonvested restricted stock [Member] | Performance or market condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%					50.00%
Vesting ratably over the following two years [Member] | Share options [Member] | Performance Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage					50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period								2 years
Vesting ratably over the following two years [Member] | Nonvested restricted stock [Member] | Performance or market condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%					50.00%
Incentive Award Plans [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			10 years
Incentive Award Plans [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years
Incentive Award Plans [Member] | Share options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Cumulative			24,574,737	24,574,737
Incentive Award Plans [Member] | Nonvested restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award Options Grants Cumulative			19,545,699	19,545,699
Incentive Award Plans [Member] | Second anniversary of the stated vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Incentive Award Plans [Member] | Vesting ratably over the following two years [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			2 years
2007 Global Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized														10,000,000
2008 Global Share Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized												7,000,000	3,000,000
2009 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized									43,000,000	15,000,000	3,000,000